Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 125	$ 1,008	$ 1,001	$ 924	$ 1,092	$ 1,058	$ 1,163	$ 903	$ 3,058	$ 4,216	$ 4,001
Net amortization of securities premiums									764	634	440
Net realized (gain) loss on sales and calls of securities									(13)	(9)	2
Equity in earnings of unconsolidated subsidiary, net of dividends of $55, $48 and $47									(183)	(188)	(190)
Stock-based compensation expense									57	47	30
Net cash provided by operating activities									5,243	5,908	5,799
Purchases of: Securities available for sale									(67,047)	(66,451)	(45,446)
Proceeds from the maturity and principal repayments of available for sale investment securities									39,776	35,911	38,973
Proceeds from the maturity of interest bearing time deposits										249	598
Net cash received from acquisition									1,244
Net cash used in investing activities									(11,004)	(34,387)	(8,734)
Cash dividends									(3,687)	(3,690)	(3,707)
Purchase of treasury stock									(63)	(222)	(445)
Treasury stock issued for dividend reinvestment and employee stock purchase plan									110	59	48
Net cash provided by (used in) financing activities									9,452	26,633	(2,849)
Net increase (decrease) in cash and cash equivalents									3,691	(1,846)	(5,784)
Cash and cash equivalents at beginning of year				6,767				8,613	6,767	8,613	14,397
Cash and cash equivalents at end of year	10,458				6,767				10,458	6,767	8,613
Equity method investment, dividends									55	48	47
Parent Company [Member]
Net income									3,058	4,216	4,001
Undistributed net income of subsidiary									698	(413)	391
Net realized (gain) loss on sales and calls of securities									(19)
Equity in earnings of unconsolidated subsidiary, net of dividends of $55, $48 and $47									(183)	(188)	(190)
Stock-based compensation expense									57	47	30
(Increase) decrease in other assets									(112)	(87)	(72)
Increase (decrease) in taxes payable									72	65	87
Increase (decrease) in accounts payable and other liabilities									13	(20)	(7)
Net cash provided by operating activities									3,584	3,620	4,240
Purchases of: Securities available for sale											(252)
Proceeds from the sale of available for sale securities									9
Proceeds from the maturity and principal repayments of available for sale investment securities											250
Net cash received from acquisition									4
Net cash used in investing activities									13		(2)
Cash dividends									(3,687)	(3,690)	(3,707)
Purchase of treasury stock									(63)	(222)	(445)
Treasury stock issued for dividend reinvestment and employee stock purchase plan									110	59	48
Net cash provided by (used in) financing activities									(3,640)	(3,853)	(4,104)
Net increase (decrease) in cash and cash equivalents									(43)	(233)	134
Cash and cash equivalents at beginning of year				$ 132				$ 365	132	365	231
Cash and cash equivalents at end of year	$ 89				$ 132				89	132	365
Equity method investment, dividends									$ 55	$ 48	$ 47